Annual Operating Expenses - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund - Fidelity Value Discovery Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.67%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.84%

[1]	AThe management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 3000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.